AQR Style Premia Alternative Fund Average Annual Total Returns	12 Months Ended	49 Months Ended	60 Months Ended	67 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Total Return Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	0.07%	1.71%	2.01%
ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.92%	3.17%	2.86%	2.53%	2.18%
I
Prospectus [Line Items]
Average Annual Return, Percent	14.81%		20.65%			5.99%
I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.83%		15.03%			3.06%
I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.96%		13.74%			3.21%
N
Prospectus [Line Items]
Average Annual Return, Percent	14.35%		20.33%			5.71%
R6
Prospectus [Line Items]
Average Annual Return, Percent	14.93%		20.77%			6.09%